SUPPLEMENTARY CASH FLOW INFORMATION - Non-Cash Investing and Financing Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Supplementary Cash Flow Information [Abstract]
Interest capitalized to assets under construction (Note 22)	$ 0.0	$ 8.3
Issue of common shares on vesting of restricted share units (Note 30(a))	3.4	2.3
Loss on disposal and write-down of assets	31.5	19.7
Adjustments for provisions	(2.5)	13.0
Cash at bank	156.3	97.8
Bank short-term deposits	$ 2.5	$ 0.7